Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Condensed Consolidated Statements Of Cash Flows
Net Cash Used in Operating Activities	$ (39,032)	$ (12,802)
Cash Flows Provided by/(Used in) Investing Activities:
Proceeds from sale of Ocean Rig shares	0	49,911
Sale of fixed assets	0	(12,760)
Fixed assets additions	(435,006)	0
Decrease/(Increase) in restricted cash	(14,650)	8,853
Net Cash Provided by /(Used in) Investing Activities	(449,656)	46,004
Cash Flows Provided by/(Used in) Financing Activities :
Proceeds from long-term debt	37,500	28,000
Principal payments and repayments of long-term debt	(15,830)	(66,128)
Net proceeds from common stock issuance	504,419	0
Conversion of preferred shares	0	(15)
Proceeds from preferred stock issuance	0	4,941
Dividends paid	(5,001)	0
Payment of financing costs	(4,640)	0
Net Cash Provided by/ (Used in) Financing Activities	516,448	(33,202)
Net increase in cash and cash equivalents	27,760	0
Cash and cash equivalents at beginning of the period	76,414	0
Cash and cash equivalents at end of the period	104,174	0
Cash paid during the year for:
Interest, net of amount capitalized	5,608	2,139
Non cash investing activities:
Fixed assets additions	(79,000)	0
Non cash financing activities:
Exchange of Preferred Stock into loan	0	8,750
Loan drawdown for vessels additions	$ 79,000	$ 0